TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2019
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥27,319,241	¥72,180,616	$10,511,536
Allowance for doubtful accounts	(3,065,234)	(3,645,334)	(530,863)
Total - third-parties, net	¥24,254,007	¥68,535,282	$9,980,673

	June 30,	June 30,	June 30,
	2018	2019	2019
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥—	¥3,409,912	$496,579
Total - related-party, net	¥—	¥3,409,912	$496,579

Provision made for doubtful accounts of accounts receivable due from third parties was ¥1,137,238 for the year ended June 30, 2017, net recovery of provision made for doubtful accounts of accounts receivables due to third parties was ¥1,013,100 for the year ended June 30, 2018 and provision made for doubtful accounts of accounts receivable due from third parties was ¥392,929  ($57,221) for the year ended June 30, 2019.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥4,265,505	¥3,252,405	$473,642
Charge to (reversal of) expense	(1,013,100)	392,929	57,221
Ending balance	¥3,252,405	¥3,645,334	$530,863